NOTE 13 - SUBSEQUENT EVENT (Details Narrative)	1 Months Ended	2 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($) shares	Feb. 28, 2016 USD ($) mo	Feb. 28, 2015 USD ($)	Mar. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 30, 2015 USD ($)
Subsequent Events [Abstract]
Converted amount of Note	$ 109,000			$ 125,000
Shares for conversion | shares	20,796,434			11,271,666
Additional amount on Convertible Debenture			$ 56,500
Face amount of Convertible Debenture								$ 405,000
Promissory Notes		$ 140,000			$ 290,000	$ 135,000	$ 275,000
Annual interest rate		6.00%
Note term | mo		12
Aggregated, net proceeds		$ 2,000,000